Employee benefits liabilities - Disclosure of changes in the benefit obligations and fair value of plan assets of benefit plan (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Projected benefit obligation
Net defined benefit liability (asset), end of period	€ (5,165)
Plan Assets
Net defined benefit liability (asset), end of period	(5,165)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(5,165)
Defined benefit asset	2,423	€ 704
Projected benefit obligation
Projected benefit obligation
Net defined benefit liability (asset), end of period	(33,614)
Plan Assets
Net defined benefit liability (asset), end of period	(33,614)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(33,614)
Pension benefits
Projected benefit obligation
Service cost	(238)
Net defined benefit liability (asset), end of period	(1,782)
Plan Assets
Administrative Expenses	(73)
Net defined benefit liability (asset), end of period	(1,782)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,782)
Defined benefit liability	(4,174)
Defined benefit asset	2,392
Pension benefits | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), end of period	(1,756)
Plan Assets
Net defined benefit liability (asset), end of period	(1,756)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,756)
Pension benefits | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), end of period	(26)
Plan Assets
Net defined benefit liability (asset), end of period	(26)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(26)
Pension benefits | US and Canada
Projected benefit obligation
Net defined benefit liability (asset), end of period	(2,367)
Plan Assets
Employer contributions	37
Net defined benefit liability (asset), end of period	(2,367)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(2,367)
Defined benefit liability	(3,659)
Defined benefit asset	1,292
Pension benefits | US and Canada | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), end of period	(2,341)
Plan Assets
Net defined benefit liability (asset), end of period	(2,341)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(2,341)
Pension benefits | US and Canada | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), end of period	(26)
Plan Assets
Net defined benefit liability (asset), end of period	(26)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(26)
Pension benefits | United Kingdom
Projected benefit obligation
Net defined benefit liability (asset), end of period	668
Plan Assets
Net defined benefit liability (asset), end of period	668
Present value of projected benefit obligation
Net defined benefit liability (asset)	668
Defined benefit liability	(65)
Defined benefit asset	733
Pension benefits | United Kingdom | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), end of period	668
Plan Assets
Net defined benefit liability (asset), end of period	668
Present value of projected benefit obligation
Net defined benefit liability (asset)	668
Pension benefits | United Kingdom | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), end of period	0
Plan Assets
Net defined benefit liability (asset), end of period	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	0
Pension benefits | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), end of period	97
Plan Assets
Net defined benefit liability (asset), end of period	97
Present value of projected benefit obligation
Net defined benefit liability (asset)	97
Defined benefit liability	(270)
Defined benefit asset	367
Pension benefits | France and Germany | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), end of period	97
Plan Assets
Net defined benefit liability (asset), end of period	97
Present value of projected benefit obligation
Net defined benefit liability (asset)	97
Pension benefits | France and Germany | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), end of period	0
Plan Assets
Net defined benefit liability (asset), end of period	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	0
Pension benefits | Other
Projected benefit obligation
Net defined benefit liability (asset), end of period	(180)
Plan Assets
Net defined benefit liability (asset), end of period	(180)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(180)
Defined benefit liability	(180)
Defined benefit asset	0
Pension benefits | Other | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), end of period	(180)
Plan Assets
Net defined benefit liability (asset), end of period	(180)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(180)
Pension benefits | Other | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), end of period	0
Plan Assets
Net defined benefit liability (asset), end of period	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	0
Pension benefits | Projected benefit obligation
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(6,915)
Effect of changes in scope of consolidation and other	(23,707)
Service cost	(238)
Interest cost	(678)
Benefit payments for the year	1,789
Participant contributions	(2)
Actuarial gains and (losses)	1,153
Past service cost	184
Effect of changes in exchange rates	(1,817)
Effect of curtailments and settlements/Other	0
Net defined benefit liability (asset), end of period	(30,231)	(6,915)
Plan Assets
Net defined benefit liability (asset), beginning of period	(6,915)
Effect of changes in scope of consolidation and other	(23,707)
Participant contributions	(2)
Effect of changes in exchange rates	(1,817)
Benefit payments for the year	1,789
Net defined benefit liability (asset), end of period	(30,231)	(6,915)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(30,231)	(6,915)
Pension benefits | Projected benefit obligation | US and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Effect of changes in scope of consolidation and other	(23,698)
Service cost	(153)
Interest cost	(613)
Benefit payments for the year	1,291
Participant contributions	(1)
Actuarial gains and (losses)	624
Past service cost	0
Effect of changes in exchange rates	(1,647)
Effect of curtailments and settlements/Other	0
Net defined benefit liability (asset), end of period	(24,197)	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Effect of changes in scope of consolidation and other	(23,698)
Participant contributions	(1)
Effect of changes in exchange rates	(1,647)
Benefit payments for the year	1,291
Net defined benefit liability (asset), end of period	(24,197)	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	(24,197)	0
Pension benefits | Projected benefit obligation | United Kingdom
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(2,132)
Effect of changes in scope of consolidation and other	(256)
Service cost	0
Interest cost	(32)
Benefit payments for the year	113
Participant contributions	0
Actuarial gains and (losses)	(13)
Past service cost	2
Effect of changes in exchange rates	(162)
Effect of curtailments and settlements/Other	0
Net defined benefit liability (asset), end of period	(2,480)	(2,132)
Plan Assets
Net defined benefit liability (asset), beginning of period	(2,132)
Effect of changes in scope of consolidation and other	(256)
Participant contributions	0
Effect of changes in exchange rates	(162)
Benefit payments for the year	113
Net defined benefit liability (asset), end of period	(2,480)	(2,132)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(2,480)	(2,132)
Pension benefits | Projected benefit obligation | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(4,603)
Effect of changes in scope of consolidation and other	444
Service cost	(74)
Interest cost	(25)
Benefit payments for the year	367
Participant contributions	0
Actuarial gains and (losses)	568
Past service cost	182
Effect of changes in exchange rates	0
Effect of curtailments and settlements/Other	0
Net defined benefit liability (asset), end of period	(3,141)	(4,603)
Plan Assets
Net defined benefit liability (asset), beginning of period	(4,603)
Effect of changes in scope of consolidation and other	444
Participant contributions	0
Effect of changes in exchange rates	0
Benefit payments for the year	367
Net defined benefit liability (asset), end of period	(3,141)	(4,603)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(3,141)	(4,603)
Pension benefits | Projected benefit obligation | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(180)
Effect of changes in scope of consolidation and other	(197)
Service cost	(11)
Interest cost	(8)
Benefit payments for the year	18
Participant contributions	(1)
Actuarial gains and (losses)	(26)
Past service cost	0
Effect of changes in exchange rates	(8)
Effect of curtailments and settlements/Other	0
Net defined benefit liability (asset), end of period	(413)	(180)
Plan Assets
Net defined benefit liability (asset), beginning of period	(180)
Effect of changes in scope of consolidation and other	(197)
Participant contributions	(1)
Effect of changes in exchange rates	(8)
Benefit payments for the year	18
Net defined benefit liability (asset), end of period	(413)	(180)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(413)	(180)
Pension benefits | Plan Assets
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	6,876
Effect of changes in scope of consolidation and other	19,986
Interest cost	588
Benefit payments for the year	(1,772)
Participant contributions	2
Actuarial gains and (losses)	1,204
Effect of changes in exchange rates	1,572
Net defined benefit liability (asset), end of period	28,475	6,876
Plan Assets
Net defined benefit liability (asset), beginning of period	6,876
Effect of changes in scope of consolidation and other	19,986
Expected return on assets	588
Participant contributions	2
Administrative Expenses	(72)
Effect of changes in exchange rates	1,572
Employer contributions	91
Benefit payments for the year	(1,772)
Net defined benefit liability (asset), end of period	28,475	6,876
Present value of projected benefit obligation
Net defined benefit liability (asset)	28,475	6,876
Pension benefits | Plan Assets | US and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Effect of changes in scope of consolidation and other	19,927
Benefit payments for the year	(1,288)
Participant contributions	1
Actuarial gains and (losses)	1,359
Effect of changes in exchange rates	1,370
Net defined benefit liability (asset), end of period	21,856	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Effect of changes in scope of consolidation and other	19,927
Expected return on assets	524
Participant contributions	1
Administrative Expenses	(72)
Effect of changes in exchange rates	1,370
Employer contributions	35
Benefit payments for the year	(1,288)
Net defined benefit liability (asset), end of period	21,856	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	21,856	0
Pension benefits | Plan Assets | United Kingdom
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	2,707
Effect of changes in scope of consolidation and other	212
Benefit payments for the year	(113)
Participant contributions	0
Actuarial gains and (losses)	56
Effect of changes in exchange rates	201
Net defined benefit liability (asset), end of period	3,148	2,707
Plan Assets
Net defined benefit liability (asset), beginning of period	2,707
Effect of changes in scope of consolidation and other	212
Expected return on assets	40
Participant contributions	0
Administrative Expenses	0
Effect of changes in exchange rates	201
Employer contributions	45
Benefit payments for the year	(113)
Net defined benefit liability (asset), end of period	3,148	2,707
Present value of projected benefit obligation
Net defined benefit liability (asset)	3,148	2,707
Pension benefits | Plan Assets | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	4,022
Effect of changes in scope of consolidation and other	(245)
Benefit payments for the year	(361)
Participant contributions	0
Actuarial gains and (losses)	(207)
Effect of changes in exchange rates	0
Net defined benefit liability (asset), end of period	3,238	4,022
Plan Assets
Net defined benefit liability (asset), beginning of period	4,022
Effect of changes in scope of consolidation and other	(245)
Expected return on assets	22
Participant contributions	0
Administrative Expenses	0
Effect of changes in exchange rates	0
Employer contributions	7
Benefit payments for the year	(361)
Net defined benefit liability (asset), end of period	3,238	4,022
Present value of projected benefit obligation
Net defined benefit liability (asset)	3,238	4,022
Pension benefits | Plan Assets | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	147
Effect of changes in scope of consolidation and other	92
Benefit payments for the year	(10)
Participant contributions	1
Actuarial gains and (losses)	(4)
Effect of changes in exchange rates	1
Net defined benefit liability (asset), end of period	233	147
Plan Assets
Net defined benefit liability (asset), beginning of period	147
Effect of changes in scope of consolidation and other	92
Expected return on assets	2
Participant contributions	1
Administrative Expenses	0
Effect of changes in exchange rates	1
Employer contributions	4
Benefit payments for the year	(10)
Net defined benefit liability (asset), end of period	233	147
Present value of projected benefit obligation
Net defined benefit liability (asset)	233	147
Pension benefit and other post employment benefits
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(646)
Service cost		(208)	€ (316)
Net defined benefit liability (asset), end of period		(646)
Plan Assets
Net defined benefit liability (asset), beginning of period	(646)
Administrative Expenses		0	0
Net defined benefit liability (asset), end of period		(646)
Present value of projected benefit obligation
Net defined benefit liability (asset)		(646)
Defined benefit liability		(1,350)
Defined benefit asset		704
Pension benefit and other post employment benefits | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(646)
Net defined benefit liability (asset), end of period		(646)
Plan Assets
Net defined benefit liability (asset), beginning of period	(646)
Net defined benefit liability (asset), end of period		(646)
Present value of projected benefit obligation
Net defined benefit liability (asset)		(646)
Pension benefit and other post employment benefits | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period		0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period		0
Present value of projected benefit obligation
Net defined benefit liability (asset)		0
Pension benefit and other post employment benefits | US and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period		0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period		0
Present value of projected benefit obligation
Net defined benefit liability (asset)		0
Defined benefit liability		0
Defined benefit asset		0
Pension benefit and other post employment benefits | US and Canada | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period		0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period		0
Present value of projected benefit obligation
Net defined benefit liability (asset)		0
Pension benefit and other post employment benefits | US and Canada | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period		0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period		0
Present value of projected benefit obligation
Net defined benefit liability (asset)		0
Pension benefit and other post employment benefits | United Kingdom
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	569
Net defined benefit liability (asset), end of period		569
Plan Assets
Net defined benefit liability (asset), beginning of period	569
Net defined benefit liability (asset), end of period		569
Present value of projected benefit obligation
Net defined benefit liability (asset)		569
Defined benefit liability		(65)
Defined benefit asset		634
Pension benefit and other post employment benefits | United Kingdom | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	569
Net defined benefit liability (asset), end of period		569
Plan Assets
Net defined benefit liability (asset), beginning of period	569
Net defined benefit liability (asset), end of period		569
Present value of projected benefit obligation
Net defined benefit liability (asset)		569
Pension benefit and other post employment benefits | United Kingdom | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period		0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period		0
Present value of projected benefit obligation
Net defined benefit liability (asset)		0
Pension benefit and other post employment benefits | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(1,028)
Net defined benefit liability (asset), end of period		(1,028)
Plan Assets
Net defined benefit liability (asset), beginning of period	(1,028)
Net defined benefit liability (asset), end of period		(1,028)
Present value of projected benefit obligation
Net defined benefit liability (asset)		(1,028)
Defined benefit liability		(1,071)
Defined benefit asset		43
Pension benefit and other post employment benefits | France and Germany | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(1,028)
Net defined benefit liability (asset), end of period		(1,028)
Plan Assets
Net defined benefit liability (asset), beginning of period	(1,028)
Net defined benefit liability (asset), end of period		(1,028)
Present value of projected benefit obligation
Net defined benefit liability (asset)		(1,028)
Pension benefit and other post employment benefits | France and Germany | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period		0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period		0
Present value of projected benefit obligation
Net defined benefit liability (asset)		0
Pension benefit and other post employment benefits | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(187)
Net defined benefit liability (asset), end of period		(187)
Plan Assets
Net defined benefit liability (asset), beginning of period	(187)
Net defined benefit liability (asset), end of period		(187)
Present value of projected benefit obligation
Net defined benefit liability (asset)		(187)
Defined benefit liability		(214)
Defined benefit asset		27
Pension benefit and other post employment benefits | Other | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(187)
Net defined benefit liability (asset), end of period		(187)
Plan Assets
Net defined benefit liability (asset), beginning of period	(187)
Net defined benefit liability (asset), end of period		(187)
Present value of projected benefit obligation
Net defined benefit liability (asset)		(187)
Pension benefit and other post employment benefits | Other | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period		0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period		0
Present value of projected benefit obligation
Net defined benefit liability (asset)		0
Pension benefit and other post employment benefits | Projected benefit obligation
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(7,890)	(7,309)
Effect of changes in scope of consolidation and other		(3)
Service cost		(185)
Interest cost		(99)	(138)
Benefit payments for the year		269
Participant contributions		0
Actuarial gains and (losses)		(826)
Past service cost		(5)
Effect of changes in exchange rates		133
Effect of curtailments and settlements/Other		135
Net defined benefit liability (asset), end of period		(7,890)	(7,309)
Plan Assets
Net defined benefit liability (asset), beginning of period	(7,890)	(7,309)
Effect of changes in scope of consolidation and other		(3)
Participant contributions		0
Effect of changes in exchange rates		133
Benefit payments for the year		269
Net defined benefit liability (asset), end of period		(7,890)	(7,309)
Present value of projected benefit obligation
Net defined benefit liability (asset)		(7,890)	(7,309)
Pension benefit and other post employment benefits | Projected benefit obligation | US and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0	0
Effect of changes in scope of consolidation and other		0
Service cost		0
Interest cost		0
Benefit payments for the year		0
Participant contributions		0
Actuarial gains and (losses)		0
Past service cost		0
Effect of changes in exchange rates		0
Effect of curtailments and settlements/Other		0
Net defined benefit liability (asset), end of period		0	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0	0
Effect of changes in scope of consolidation and other		0
Participant contributions		0
Effect of changes in exchange rates		0
Benefit payments for the year		0
Net defined benefit liability (asset), end of period		0	0
Present value of projected benefit obligation
Net defined benefit liability (asset)		0	0
Pension benefit and other post employment benefits | Projected benefit obligation | United Kingdom
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(2,292)	(2,286)
Effect of changes in scope of consolidation and other		0
Service cost		(30)
Interest cost		(44)
Benefit payments for the year		105
Participant contributions		0
Actuarial gains and (losses)		(290)
Past service cost		(5)
Effect of changes in exchange rates		124
Effect of curtailments and settlements/Other		134
Net defined benefit liability (asset), end of period		(2,292)	(2,286)
Plan Assets
Net defined benefit liability (asset), beginning of period	(2,292)	(2,286)
Effect of changes in scope of consolidation and other		0
Participant contributions		0
Effect of changes in exchange rates		124
Benefit payments for the year		105
Net defined benefit liability (asset), end of period		(2,292)	(2,286)
Present value of projected benefit obligation
Net defined benefit liability (asset)		(2,292)	(2,286)
Pension benefit and other post employment benefits | Projected benefit obligation | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(5,153)	(4,578)
Effect of changes in scope of consolidation and other		(2)
Service cost		(132)
Interest cost		(53)
Benefit payments for the year		126
Participant contributions		0
Actuarial gains and (losses)		(515)
Past service cost		0
Effect of changes in exchange rates		0
Effect of curtailments and settlements/Other		1
Net defined benefit liability (asset), end of period		(5,153)	(4,578)
Plan Assets
Net defined benefit liability (asset), beginning of period	(5,153)	(4,578)
Effect of changes in scope of consolidation and other		(2)
Participant contributions		0
Effect of changes in exchange rates		0
Benefit payments for the year		126
Net defined benefit liability (asset), end of period		(5,153)	(4,578)
Present value of projected benefit obligation
Net defined benefit liability (asset)		(5,153)	(4,578)
Pension benefit and other post employment benefits | Projected benefit obligation | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(445)	(445)
Effect of changes in scope of consolidation and other		(1)
Service cost		(23)
Interest cost		(2)
Benefit payments for the year		38
Participant contributions		0
Actuarial gains and (losses)		(21)
Past service cost		0
Effect of changes in exchange rates		9
Effect of curtailments and settlements/Other		0
Net defined benefit liability (asset), end of period		(445)	(445)
Plan Assets
Net defined benefit liability (asset), beginning of period	(445)	(445)
Effect of changes in scope of consolidation and other		(1)
Participant contributions		0
Effect of changes in exchange rates		9
Benefit payments for the year		38
Net defined benefit liability (asset), end of period		(445)	(445)
Present value of projected benefit obligation
Net defined benefit liability (asset)		(445)	(445)
Pension benefit and other post employment benefits | Plan Assets
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	7,244	6,993
Effect of changes in scope of consolidation and other		(113)
Interest cost		111	136
Benefit payments for the year		(333)
Participant contributions		0
Actuarial gains and (losses)		656
Effect of changes in exchange rates		(159)
Net defined benefit liability (asset), end of period		7,244	6,993
Plan Assets
Net defined benefit liability (asset), beginning of period	7,244	6,993
Effect of changes in scope of consolidation and other		(113)
Expected return on assets		111
Participant contributions		0
Administrative Expenses		0
Effect of changes in exchange rates		(159)
Employer contributions		89
Benefit payments for the year		(333)
Net defined benefit liability (asset), end of period		7,244	6,993
Present value of projected benefit obligation
Net defined benefit liability (asset)		7,244	6,993
Pension benefit and other post employment benefits | Plan Assets | US and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0	0
Effect of changes in scope of consolidation and other		0
Benefit payments for the year		0
Participant contributions		0
Actuarial gains and (losses)		0
Effect of changes in exchange rates		0
Net defined benefit liability (asset), end of period		0	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0	0
Effect of changes in scope of consolidation and other		0
Expected return on assets		0
Participant contributions		0
Administrative Expenses		0
Effect of changes in exchange rates		0
Employer contributions		0
Benefit payments for the year		0
Net defined benefit liability (asset), end of period		0	0
Present value of projected benefit obligation
Net defined benefit liability (asset)		0	0
Pension benefit and other post employment benefits | Plan Assets | United Kingdom
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	2,861	2,869
Effect of changes in scope of consolidation and other		(113)
Benefit payments for the year		(101)
Participant contributions		0
Actuarial gains and (losses)		227
Effect of changes in exchange rates		(156)
Net defined benefit liability (asset), end of period		2,861	2,869
Plan Assets
Net defined benefit liability (asset), beginning of period	2,861	2,869
Effect of changes in scope of consolidation and other		(113)
Expected return on assets		59
Participant contributions		0
Administrative Expenses		0
Effect of changes in exchange rates		(156)
Employer contributions		76
Benefit payments for the year		(101)
Net defined benefit liability (asset), end of period		2,861	2,869
Present value of projected benefit obligation
Net defined benefit liability (asset)		2,861	2,869
Pension benefit and other post employment benefits | Plan Assets | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	4,125	3,833
Effect of changes in scope of consolidation and other		0
Benefit payments for the year		(200)
Participant contributions		0
Actuarial gains and (losses)		438
Effect of changes in exchange rates		0
Net defined benefit liability (asset), end of period		4,125	3,833
Plan Assets
Net defined benefit liability (asset), beginning of period	4,125	3,833
Effect of changes in scope of consolidation and other		0
Expected return on assets		46
Participant contributions		0
Administrative Expenses		0
Effect of changes in exchange rates		0
Employer contributions		8
Benefit payments for the year		(200)
Net defined benefit liability (asset), end of period		4,125	3,833
Present value of projected benefit obligation
Net defined benefit liability (asset)		4,125	3,833
Pension benefit and other post employment benefits | Plan Assets | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	258	291
Effect of changes in scope of consolidation and other		0
Benefit payments for the year		(32)
Participant contributions		0
Actuarial gains and (losses)		(9)
Effect of changes in exchange rates		(3)
Net defined benefit liability (asset), end of period		258	291
Plan Assets
Net defined benefit liability (asset), beginning of period	€ 258	291
Effect of changes in scope of consolidation and other		0
Expected return on assets		6
Participant contributions		0
Administrative Expenses		0
Effect of changes in exchange rates		(3)
Employer contributions		5
Benefit payments for the year		(32)
Net defined benefit liability (asset), end of period		258	291
Present value of projected benefit obligation
Net defined benefit liability (asset)		€ 258	€ 291